Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in affiliates
Interest held	19.40%	19.40%
Long-term investment, at cost, less impairment	$ 5,540	$ 5,540
Share of undistributed profits	4,407	4,316
Investment in affiliates	$ 9,947	$ 9,856